Acquisition Activity (Narrative) (Details) - USD ($) $ in Millions		1 Months Ended		12 Months Ended
	May 16, 2019	Mar. 31, 2020	May 31, 2019	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross				$ 0	$ 0	$ 1,324
Repayment of debt				1,290	1,164	1,094
InfraREIT Acquisition related costs						9
Revenue from contracts				4,764	4,511	4,347
Net income				$ 770	$ 713	651
InfraREIT [Member]
Business Acquisition [Line Items]
Payments to Acquire Businesses, Gross		$ 1,275	$ 1,275
Outstanding debt acquired			953
Repayment of debt			602
BusinessCombinationConsiderationTransferred1	$ 1,324	$ 1,324	1,324
InfraREIT Acquisition related costs						9
Revenue from contracts						156
Net income						58
Pro forma revenues						$ 4,431
InfraREIT [Member] | Secured Debt [Member]
Business Acquisition [Line Items]
Outstanding debt acquired			$ 351